CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $)	Total	Derivative Financial Instruments, Liabilities Warrant	Derivative Financial Instruments, Liabilities Put Option	Ordinary Shares	Paid-in Capital	Paid-in Capital Derivative Financial Instruments, Liabilities Warrant	Paid-in Capital Derivative Financial Instruments, Liabilities Put Option	Retained Earnings Statutory Reserves	Retained Earnings Unrestricted	Accumulated Other Comprehensive Income
BEGINNING BALANCE at Dec. 31, 2008	$ 21,780,443			$ 14,300	$ 14,183,916			$ 571,035	$ 4,950,920	$ 2,060,272
BEGINNING BALANCE (in shares) at Dec. 31, 2008				14,300,000
Shareholder contribution	3,080,000				3,080,000
Net income	7,159,073								7,159,073
Adjustment for statutory reserve								715,907	(715,907)
Foreign currency translation adjustment	(16,864)									(16,864)
ENDING BALANCE at Dec. 31, 2009	32,002,652			14,300	17,263,916			1,286,942	11,394,086	2,043,408
BEGINNING BALANCE (in shares) at Dec. 31, 2009				14,300,000
Shares issued for recapitalization (in shares)				1,027,933
Shares issued for recapitalization	4,502,965			1,028	4,501,937
Shares placed in escrow (in shares)				766,823
Shares placed in escrow	767			767
Shareholder contribution	366,780				366,780
Shares issued for secondary offering (in shares)				1,333,333
Shares issued for secondary offering	5,294,395			1,333	5,293,062
Reclassification to derivative liabilities		(1,243,692)	(2,000,000)			(1,243,692)	(2,000,000)
Net income	19,931,589								19,931,589
Adjustment for statutory reserve								2,273,896	(2,273,896)
Foreign currency translation adjustment	1,772,063									1,772,063
ENDING BALANCE at Dec. 31, 2010	60,627,519			17,428	24,182,003			3,560,838	29,051,779	3,815,471
ENDING BALANCE (in shares) at Dec. 31, 2010				17,428,089
Shares issued for secondary offering (in shares)				80,267
Shares issued for secondary offering	373,242			80	373,162
Shares repurchased and cancelled pursuant to the Put Option (Note 13) (in shares)				(250,000)
Shares repurchased and cancelled pursuant to the Put Option (Note 13)				(250)	250
Net income	16,619,057								16,619,057
Adjustment for statutory reserve								2,131,096	(2,131,096)
Realization of foreign currency translation gain relating to disposal of subsidiarie	(3,815,471)									(3,815,471)
Reclassification of statutory reserve upon disposal of subsidiaries								(5,637,903)	5,637,903
Foreign currency translation adjustment	83,757									83,757
ENDING BALANCE at Dec. 31, 2011	$ 73,888,104			$ 17,258	$ 24,555,415			$ 54,031	$ 49,177,643	$ 83,757
ENDING BALANCE (in shares) at Dec. 31, 2011				17,258,356